SCHEDULE II - STATEMENT OF CASH FLOWS (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Cash flows used by operating activities	$ 774.8		$ 734.0		$ 611.7
Cash flows from investing activities:
Sales of investments	5,504.5		8,632.6		10,709.6
Purchases of investments	(8,156.1)		(10,739.2)		(12,540.4)
Net purchases of trading securities	300.2		(51.7)		32.3
Net cash provided by investing activities	(1,338.0)		(1,298.6)		(890.4)
Cash flows from financing activities:
Issuance of notes payable, net	0		756.1		172.0
Payments on notes payable	(144.8)		(793.6)		(461.2)
Issuance of common stock	2.2		0.1		0
Payments to repurchase common stock	(69.8)		0		0
Expenses related to debt modification and extinguishment of debt	0		0		(14.7)
Net cash provided (used) by financing activities	427.3		613.1		(92.4)
Net increase (decrease) in cash and cash equivalents	(135.9)		48.5		(371.1)
Cash and cash equivalents, beginning of year	571.9		523.4		894.5
Cash and cash equivalents, end of year	436.0		571.9		523.4
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Cash flows used by operating activities	(85.5)		(119.1)		(110.7)
Cash flows from investing activities:
Sales of investments	1,422.9		0		0
Sales of investments - affiliated	10.0	[1]	0	[1]	0	[1]
Purchases of investments	(1,569.5)		0		0
Purchases of investments - affiliated	(10.0)	[1]	0	[1]	0	[1]
Net purchases of trading securities	(16.5)		0		0
Dividends received from consolidated subsidiary, net of capital ontributions	236.0	[1]	26.6	[1]	0	[1]
Change in restricted cash	(26.0)		0		0
Net cash provided by investing activities	46.9		26.6		0
Cash flows from financing activities:
Issuance of notes payable, net	0		756.1		172.0
Payments on notes payable	(144.8)		(793.6)		(461.2)
Issuance of common stock	2.2		0		296.3
Payments to repurchase common stock	(69.8)		0		0
Expenses related to debt modification and extinguishment of debt	0		0		(14.7)
Investment borrowings	24.8		0		0
Issuance of notes payable to affiliates	169.7	[1]	177.0	[1]	266.9	[1]
Payments on notes payable to affiliates	(33.3)	[1]	(32.3)	[1]	(59.8)	[1]
Net cash provided (used) by financing activities	(51.2)		107.2		199.5
Net increase (decrease) in cash and cash equivalents	(89.8)		14.7		88.8
Cash and cash equivalents, beginning of year	160.0		145.3		56.5
Cash and cash equivalents, end of year	$ 70.2		$ 160.0		$ 145.3

[1]	Eliminated in consolidation